Capital Structure-Warrants (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2010 [PublicOfferingOfCommonSharesMember]
Warrant exercise price			$ 19.80
Warrants grant date			February 3, 2010
Number of warrants granted			1,041,667
Warrants over-allotment exercise grant date			March 19, 2010
Number of warrants granted due to over-allotment exercise			97,250
Fair value of warrants			$ 1,053
Warrants to post-split common stock conversion ratio			1:15
Potential common stock shares to be purchase upon warrants exercise	75,927	75,927
Warrants Start Exercise Date			August 3, 2010
Warrants expiration date			Feb. 02, 2015